Summary of Significant Accounting Policies - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue [Line Items]
Business and sales related taxes	$ 3,159	$ 3,824	$ 2,459
Net Revenues	13,831,904	14,777,798	2,414,338
Revenue from sale of medical devices [Member]
Schedule of Revenue [Line Items]
Total revenues		415,020	2,416,797
Revenue from marketing promotion service [Member]
Schedule of Revenue [Line Items]
Total revenues	13,835,063	14,366,602
Revenue [Member]
Schedule of Revenue [Line Items]
Total revenues	$ 13,835,063	$ 14,781,622	$ 2,416,797